UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 67.2%
AEROSPACE - 3.2%
	AWAS Capital, Inc.
1,653,129	Second Lien Priority Term Facility, 7.25%, 03/15/13	619,923
	Continental Airlines, Inc.
571,429	Tranche A-1 Term Loan, 4.64%, 06/01/11	334,286
1,428,571	Tranche A-2 Term Loan, 4.64%, 06/01/11	835,714
	Delta Airlines, Inc.
6,676,274	Term Loan Equipment Notes, 4.73%, 09/29/12	4,005,765
	IAP Worldwide Services, Inc.
2,734,977	First Lien Term Loan, PIK, 9.25%, 12/30/12	1,203,390
2,090,629	Second Lien Term Loan, PIK, 15.50%, 06/28/13	324,048
	Northwest Airlines, Inc.
2,312,255	Term Loan, 2.57%, 12/31/10	2,083,342
	United Air Lines, Inc.
2,464,899	Tranche B Loan, 2.56%, 03/20/12	1,190,866

		10,597,334

BROADCASTING - 1.7%
	ComCorp Broadcasting, Inc.
1,130,971	Revolving Loan, 7.75%, 10/03/12 (b) (c)	513,235
11,309,712	Term Loan, 7.75%, 04/03/13 (b) (c)	5,132,347

		5,645,582

CABLE/WIRELESS VIDEO - 3.4%
	Broadstripe, LLC
14,160,585	First Lien Term Loan, PIK, 9.25%, 06/30/11 (c) (d)	10,276,337
1,428,203	Revolver, 06/30/11 (c) (d)	1,036,447

		11,312,784

CHEMICALS - 0.8%
	Arclin US Holdings, Inc.
398,985	First Lien Term Loan, 5.98%, 07/10/14 (d)	189,518
	Solutia, Inc.
1,960,113	Term Loan, 8.50%, 02/28/14	1,313,276
	Tronox Worldwide LLC
1,910,160	Revolving Credit Loan, 5.26%, 11/28/10 (e)	1,209,361

		2,712,155

CONSUMER DURABLES - 0.5%
	Rexair LLC
2,053,552	First Lien Term Loan, 5.47%, 06/30/10	1,642,842

DIVERSIFIED MEDIA - 5.5%
	Clarke American Corp.
1,965,000	Tranche B Term Loan, 3.40%, 06/30/14	1,192,755
	Cydcor, Inc.
8,437,500	First Lien Tranche B Term Loan, 9.00%, 02/05/13	6,750,000
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	2,286,000
	DTN, Inc.
1,662,993	Tranche C Term Loan, 5.95%, 03/10/13	1,419,082
	Endurance Business Media, Inc.
3,000,000	Second Lien Term Loan, 9.25%, 01/26/14 (d)	1,890,000
	Metro-Goldwyn-Mayer, Inc.
6,213,296	Tranche B Term Loan, 3.77%, 04/09/12	2,831,492
2,940,000	Tranche B-1 Term Loan, 3.77%, 04/09/12	1,339,802
	Tribune Co.
2,730,667	Tranche X Advance, 5.00%, 06/04/09 (d)	728,747

		18,437,878

ENERGY - 6.9%
	Alon USA Energy, Inc.
216,111	Edington Facility, 3.43%, 08/05/13	92,928
1,728,889	Paramount Facility, 2.93%, 08/05/13	743,422
	Crusader Energy Group, Inc.
14,985,000	Second Lien Term Loan, 11.25%, 07/18/13 (d)	10,864,125
	Resolute Aneth, LLC
6,000,000	Second Lien Term Loan, 5.68%, 06/26/13	3,750,000
	Venoco, Inc.
14,340,079	Second Lien Loan, 5.25%, 05/07/14	7,528,542

		22,979,017

FOOD/TOBACCO - 0.9%
	DS Waters of America, Inc.
1,843,889	Term Loan, 2.81%, 10/29/12	1,429,014
	PBM Holdings, Inc.
1,822,802	Term Loan, 2.77%, 09/28/12	1,549,381

		2,978,395

FOREST PRODUCTS/CONTAINERS - 0.8%
	Boise Paper Holdings, LLC
2,500,000	Second Lien Term Loan, 9.25%, 02/23/15	962,500
	Newark Group, Inc.
1,512,271	Credit-Link Letter of Credit, 7.02%, 03/09/13	725,890
340,349	Term Loan, 10.75%, 03/09/13	163,368
	Verso Paper Finance Holdings LLC
5,056,828	Term Loan, 7.70%, 02/01/13	758,524

		2,610,282

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)
GAMING/LEISURE - 18.6%
	Drake Hotel Acquisition
6,041,285	B Note 1, 12.90% (c) (d)	3,303,978
	Fontainebleau Florida Hotel, LLC
12,500,000	Tranche C Term Loan, 7.33%, 06/06/12	9,375,000
	Fontainebleau Las Vegas, LLC
666,667	Delayed Draw Term Loan, 3.77%, 06/06/14	123,333
1,333,333	Initial Term Loan, 4.53%, 06/06/14	246,667
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit- Linked Deposit, 7.31%, 06/08/11 (d)	580,744
8,438,203	First Lien Tranche B Term Loan, 6.20%, 06/08/11 (d)	1,244,635
	Green Valley Ranch Gaming, LLC
1,000,000	Second Lien Term Loan, 3.81%, 08/16/14	83,750
	Kuilima Resort Co.
4,621,285	First Lien Term Loan, 11.50%, 09/30/10 (d)	1,540,436
	Lake at Las Vegas Joint Venture
4,551,702	Revolving Loan Credit-Linked Deposit Account, 14.35%, 06/20/12 (d)	438,101
34,125,359	Term Loan DIP, PIK, 10.02%, 07/16/09	34,125,359
44,212,596	Term Loan, PIK, 14.35%, 06/20/12 (d)	3,476,054
	WAICCS Las Vegas 3 LLC
6,000,000	First Lien Term Loan, 4.02%, 07/30/09	4,500,000
7,000,000	Second Lien Term Loan, 9.52%, 07/30/09	2,800,000

		61,838,057

HEALTHCARE - 4.4%
	Aveta, Inc.
3,794,392	MMM Original Term Loan, 6.02%, 08/22/11 (f)	3,063,972
563,675	NAMM New Term Loan, 6.02%, 08/22/11 (f)	455,168
1,015,715	NAMM Original Term Loan, 6.02%, 08/22/11 (f)	820,190
3,109,591	PHMC Acquisition Term Loan, 6.02%, 08/22/11 (f)	2,510,994
	Danish Holdco A/S
2,500,000	Facility D, 5.21%, 11/30/16	937,500
3,383,051	Mezzanine Facility, PIK, 8.94%, 05/01/17	718,898
	LifeCare Holdings
5,394,563	Term Loan, 5.43%, 08/11/12	3,243,481
	Talecris Biotherapeutics Holdings Corp.
2,924,167	First Lien Term Loan, 4.74%, 12/06/13	2,690,234
	Triumph Healthcare Second Holdings, LLC
500,000	Second Lien Term Loan, 9.10%, 07/28/14	250,000

		14,690,437

HOUSING - 5.4%
	Custom Building Products, Inc.
3,573,419	First Lien Term Loan, 8.00%, 10/29/11	2,590,729
1,625,000	Second Lien Term Loan, 10.75%, 04/20/12	914,063
	LBREP/L-Suncal Master I LLC
3,190,581	First Lien Term Loan, 8.59%, 01/18/10 (d)	55,835
	MPH Mezzanine II, LLC
6,000,000	Mezzanine 2B, 7.48% (c) (d)	—
	MPH Mezzanine III, LLC
4,000,000	Mezzanine 3, 8.48% (c) (d)	—
	November 2005 Land Investors, LLC
2,514,475	Second Lien Term Loan, PIK, 10.77%, 05/09/12 (d)	188,586
	Pacific Clarion LLC
19,802,292	Term Loan, 15.00% (c) (d) (g)	3,291,141
	Roofing Supply Group, LLC
3,780,148	Term Loan, 9.25%, 08/24/13	2,362,592
	Universal Buildings Products, Inc.
920,845	Term Loan, 4.83%, 04/28/12	524,882
	Westgate Investments, LLC
8,422,194	Senior Secured Loan, PIK, 13.00%, 09/25/10 (g)	5,474,426
1,980,405	Senior Unsecured Loan, PIK, 18.00%, 09/25/12 (d)	594,122
3,165,493	Third Lien Term Loan, 18.00%, 06/30/15 (d) (e) (g)	1,741,021
	Weststate Land Partners LLC
2,000,000	Second Lien Term Loan, 10.99%, 10/31/18 (d)	200,000

		17,937,397

INFORMATION TECHNOLOGY - 0.8%
	Serena Software, Inc.
1,706,667	Term Loan, 2.51%, 03/10/13	1,045,333
	Verint Systems, Inc.
2,500,000	Term Loan, 3.81%, 05/25/14	1,562,500

		2,607,833

MANUFACTURING - 2.5%
	Acument Global Technologies, Inc.
7,802,444	Term Loan, 4.72%, 08/11/13	3,706,161
	Hunter Defense Technologies, Inc.
945,685	Term Loan, 4.47%, 08/22/14	624,152
	Manitowoc Co., Inc.
997,500	Term B Loan, 6.50%, 08/25/14	716,060
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)
MANUFACTURING (continued)
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
1,254,328	B-2 Facility, 2.76%, 06/22/14	843,535
1,116,317	C-2 Facility, 3.26%, 06/22/15	756,305
	Matinvest 2 SAS / Deutsche Connector
1,091,124	Mezzanine A USD Facility, PIK, 10.08%, 06/22/16	354,615
	United Central Industrial Supply Co., LLC
1,555,819	Term Loan, 3.21%, 03/31/12	1,361,341

		8,362,169

METALS/MINERALS - 0.4%
	Euramax International Holdings B.V.
1,332,947	Second Lien European Loan, 13.00%, 06/29/13	133,295
	Euramax International, Inc.
2,766,683	Domestic Term Loan, 8.75%, 06/29/12	660,546
6,707,053	Second Lien Domestic Term Loan, 13.00%, 06/29/13	653,938

		1,447,779

RETAIL - 1.3%
	Dollar General Corp.
2,000,000	Tranche B-2 Term Loan, 3.27%, 07/07/14	1,728,130
	Home Interiors & Gifts, Inc.
7,231,697	Proof of Claims, 03/31/11 (c) (d)	107,752
	Spirit Finance Corp.
6,500,000	Term Loan, 4.17%, 08/01/13	2,031,250
	Sports Authority, Inc.,
1,945,000	The Term Loan, 3.23%, 05/03/13	606,188

		4,473,320

SERVICE - 4.2%
	NES Rentals Holdings, Inc.
7,765,705	Second Lien Permanent Term Loan, 8.00%, 07/20/13	3,106,282
	Penhall Holding Co.
3,154,521	Term Loan PIK, 12.29%, 04/01/12	1,104,082
	Safety-Kleen Systems, Inc.
1,627,119	Synthetic Letter of Credit, 3.00%, 08/02/13	1,407,458
6,096,949	Term B Loan, 3.00%, 08/02/13	5,273,861
	Valleycrest Cos., LLC
4,653,265	New Term Loan, 3.26%, 10/04/13	3,187,486

		14,079,169

TRANSPORTATION - AUTOMOTIVE - 2.3%
	BST Safety Textiles Acquisition GMBH
2,729,659	Second Lien Facility, PIK, 16.53%, 06/30/09 (d)	177,428
	Motor Coach Industries International, Inc.
3,651,379	Second Lien Loan, 12.75%	1,734,405
4,177,583	Tranche A Note, PIK, 12.75%, 09/16/09	3,342,067
2,996,998	Tranche B Note, PIK, 15.25%, 09/16/09 (c)	2,360,436

		7,614,336

TRANSPORTATION - LAND TRANSPORTATION - 0.8%
	New Century Transportation, Inc.
2,068,476	Term Loan, 5.30%, 08/14/12	1,344,509
	SIRVA Worldwide, Inc.
726,105	Revolving Credit Loan (Exit Finance), 3.27%, 05/12/12 (e)	326,747
3,103,002	Second Lien Term Loan, PIK, 12.00%, 05/12/15	310,300
1,527,541	Term Loan (Exit Finance), 9.50%, 05/12/12	763,771

		2,745,327

UTILITY - 2.8%
	Coleto Creek Power, LP
184,651	First Lien Synthetic Letter of Credit, 3.97%, 06/28/13	126,486
2,599,910	First Lien Term Loan, 3.77%, 06/28/13	1,780,938
4,862,500	Second Lien Term Loan, 4.86%, 06/28/13	3,039,063
	Entegra TC LLC
9,675,420	Third Lien Term Loan, PIK, 7.22%, 10/19/15	2,785,166
	GBGH, LLC
5,074,648	First Lien Advance, PIK, 11.50%, 08/07/13 (c) (d)	1,460,991
5,945,865	Second Lien Advance, PIK, 08/07/14 (c) (d)	—

		9,192,644

	Total Senior Loans (Cost $431,917,362)	223,904,737

Principal Amount
Foreign Denominated Senior Loans (a) - 2.4%
AUSTRALIA - 2.4%
AUD
	SMG H5 Property Ltd.
22,885,307	Facility A Term Loan, 5.54%, 12/24/12 (h)	7,870,863

	Total Foreign Denominated Senior Loans (Cost $18,426,656)	7,870,863

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (i) - 1.4%
	AB CLO, Ltd.
2,033,746	Series 2007-1A, Class C, 2.94%, 04/15/21 (j)	101,687
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 1.86%, 01/20/21 (j)	240,000
2,000,000	Series 2007-1A, Class D, 3.44%, 06/15/22 (j)	160,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 2.79%, 04/15/21 (j)	20,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 2.71%, 03/17/21 (j)	172,700
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 3.56%, 03/11/21 (j)	141,000
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 2.58%, 05/16/19 (j)	120,000
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 5.23%, 12/22/20	70,000
1,000,000	Series 2006-2A, Class B2L, 5.26%, 03/01/21 (j)	56,297
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 3.49%, 07/15/21 (j)	204,575
	Goldman Sachs Asset Management CLO PLC
4,060,085	Series 2007-1A, Class D, 3.92%, 08/01/22 (j)	243,605
1,020,709	Series 2007-1A, Class E, 6.17%, 08/02/22 (j)	53,587
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 2.75%, 02/18/21 (j)	50,131
1,000,000	Series 2007-1A, Class E, 5.20%, 02/18/21 (j)	70,000
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 2.62%, 04/17/21 (j)	150,000
	Gulf Stream Sextant CLO, Ltd.
1,013,185	Series 2007-1A, Class D, 3.72%, 06/17/21 (j)	75,989
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 2.95%, 05/21/21 (j)	113,780
790,676	Series 2006-1A, Class D, 4.85%, 05/21/21 (j)	7,907
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 1.84%, 01/20/21 (j)	110,000
1,000,000	Series 2006-1A, Class D, 2.54%, 01/20/21 (j)	95,000
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 4.51%, 04/24/23 (j)	80,000
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 2.70%, 02/26/21 (j)	115,400
1,500,000	Series 2007-5A, Class D, 4.75%, 02/26/21 (j)	75,000
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.84%, 07/15/20 (j)	56,846
	Navigator CDO, Ltd.
961,909	Series 2006-2A, Class D, 4.79%, 09/20/20 (j)	175,452
	Ocean Trails CLO
1,021,422	Series 2006-1A, Class D, 5.10%, 10/12/20 (j)	20,428
2,500,000	Series 2007-2A, Class C, 3.61%, 06/27/22 (j)	100,000
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 2.49%, 04/18/21 (j)	70,000
1,150,000	Series 2007-1A, Class D, 4.69%, 04/18/21 (j)	89,815
	Primus CLO, Ltd.
5,000,000	Series 2007-2A, Class D, 3.49%, 07/15/21 (j)	450,000
2,000,000	Series 2007-2A, Class E, 5.84%, 07/15/21 (j)	60,000
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 2.59%, 04/18/21 (j)	223,076
	St. James River CLO, Ltd.
2,871,359	Series 2007-1A, Class E, 5.61%, 06/11/21 (j)	287,136
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 2.52%, 04/27/21 (j)	57,567
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 3.66%, 02/27/21 (j)	255,960
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 2.44%, 04/17/21 (j)	80,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 5.50%, 10/12/21 (j)	249,600
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 2.99%, 12/20/20 (j)	63,079

	Total Asset-Backed Securities (Cost $50,300,634)	4,765,617

Foreign Asset-Backed Securities (i) - 0.1%

Principal Amount
IRELAND - 0.1%
EUR
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 9.19%, 07/31/17 (j)	212,433
2,000,000	Series 2007-1X, Class E, 6.69%, 07/31/17 (j)	212,433

	Total Foreign Asset-Backed Securities (Cost $5,651,273)	424,866

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - 36.6%
AEROSPACE - 0.3%
	Delta Air Lines, Inc.
5,000,000	8.00%, 06/30/23 (d)	36,250
7,000,000	8.30%, 12/15/29 (d)	56,700
	Northwest Airlines Corp.
2,500,000	8.88%, 12/30/27 (d)	12,500
	Northwest Airlines, Inc.
1,530,351	9.06%, 05/20/12	950,731

		1,056,181

BROADCASTING - 0.0%
	Young Broadcasting, Inc.
3,065,000	10.00%, 03/01/11 (d) (k)	337

CHEMICALS - 0.4%
	Georgia Gulf Corp.
2,000,000	9.50%, 10/15/14	345,000
	Tronox Worldwide LLC
6,750,000	9.50%, 12/01/12 (d) (k)	928,125

		1,273,125

ENERGY - 0.6%
	Energy XXI Gulf Coast, Inc.
4,150,000	10.00%, 06/15/13	1,877,875

FINANCIAL - 3.0%

	Allied Capital Corp.
3,500,000	6.00%, 04/01/12	648,694
	HUB International Holdings, Inc.
17,200,000	10.25%, 06/15/15 (j)	8,256,000
	Penhall International Corp.
3,500,000	12.00%, 08/01/14 (j)	1,155,000

		10,059,694

FOREST PRODUCTS/CONTAINERS - 0.0%

	NewPage Holding Corp., PIK
311,080	10.27%, 11/01/13 (i)	10,110

HEALTHCARE - 25.9%
	Argatroban Royalty Sub LLC
11,683,914	18.50%, 09/21/14 (j)	10,515,522
	Azithromycin Royalty Sub LLC
10,000,000	16.00%, 05/15/19 (j)	8,800,000
	Celtic Pharma Phinco B.V.
34,135,102	17.00%, 06/15/12 PIK (j)	22,187,816
	Cinacalcet Royalty Sub LLC
270,520	8.00%, 03/30/17 (j)	292,162
	Fosamprenavir Pharma
4,356,115	15.50%, 06/15/18 (j)	3,833,381
	Molecular Insight
	Pharmaceuticals, Inc., PIK
2,642,485	11.19%, 11/01/12 (i) (j)	2,325,387
	Pharma 17 (Sanctura XR)
22,000,000	16.00%, 11/05/24 (j)	19,360,000
	Pharma IV (Eszopiclone)
2,635,271	12.00%, 06/30/14 (j)	2,424,449
	Pharma V (Duloxetine)
1,520,000	13.00%, 10/15/13 (j)	1,398,400
	Pharma X (Sensipar-Cinacalcet)
2,158,003	15.50%, 03/30/17 PIK (j)	1,402,702
	TCD Pharma
15,500,000	16.00%, 04/15/24 (j)	13,640,000

		86,179,819

HOUSING - 0.3%

	SUSA Partnership LP
1,000,000	7.45%, 07/01/18	1,005,289

INFORMATION TECHNOLOGY - 0.2%

	Charys Holding Co., Inc.
5,000,000	8.75%, 02/16/12 (c) (d)	—
	MagnaChip Semiconductor
13,000,000	5.25%, 12/15/11 (d) (i) (k)	195,000
	New Holding, Inc.
477,689	15.00%, 03/12/13	477,689

		672,689

TELECOMMUNICATIONS - 0.1%
	Nordic Telephone Co. Holdings APS
500,000	8.88%, 05/01/16 (j)	470,000

TRANSPORTATION - AUTOMOTIVE - 2.5%
	American Tire Distributors Holdings, Inc.
11,500,000	7.69%, 04/01/12 (i)	8,107,500
	Delphi Corp.
3,750,000	6.50%, 05/01/09 (d)	75,000
3,933,000	6.55% (d) (k)	78,660
8,334,000	7.13%, 05/01/29 (d) (k)	166,680

		8,427,840

UTILITY - 0.5%
	Kiowa Power
2,000,000	5.74%, 03/30/21 (j)	1,526,716
	USGEN New England PCG
56,303	7.46%, 01/02/15 (d)	—

		1,526,716

WIRELESS COMMUNICATIONS - 2.8%
	Digicel Group, Ltd. PIK
14,492,000	9.13%, 01/15/15 (j) (k)	8,912,580
	ICO North America, Inc.
2,265,000	8.50%, 08/15/09	515,288

		9,427,868

	Total Corporate Notes and Bonds (Cost $188,607,656)	121,987,543

Claims (l) - 0.0%
AEROSPACE - 0.0%
	Delta Airlines, Inc.
581,794	Delta ALPA Claim	4,363
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Claims (continued)
AEROSPACE (continued)
	Northwest Airlines, Inc.
3,000,000	ALPA Trade Claim	2,430
5,326,500	Flight Attendant Claim	4,314
3,161,250	IAM Trade Claim	2,561
3,512,250	Retiree Claim	2,845

	Total Claims (Cost $2,426,844)	16,513

Shares
Common Stocks - 6.6%
AEROSPACE - 0.0%
26,042	Delta Air Lines, Inc. (l)	146,616

BROADCASTING - 0.0%
753,981	Communications Corp. of America (b) (c) (l)	—
108,472	Gray Television, Inc., Class A	75,930

		75,930

DIVERSIFIED MEDIA - 0.2%
46,601	American Banknote Corp. (c) (l)	522,397

FINANCIAL - 0.0%
555,258	Altiva Financial Corp. (l)	3,970

HEALTHCARE - 4.6%
12,000,000	Genesys Ventures IA, LP (b) (c) (l)	15,240,000

HOUSING - 0.0%
8	Westgate Investments LLC, Class B-1 (c) (l)	—

INFORMATION TECHNOLOGY - 0.8%
1,072,961	Microvision, Inc. (k) (l)	1,384,120
9,342	New Holding, Inc. (l)	1,216,796

		2,600,916

SERVICE - 0.6%
200,964	Safety-Kleen Systems, Inc. (l)	2,009,643

TELECOMMUNICATIONS - 0.0%
232	Knology, Inc. (l)	956
70,342	Micadent PLC (c) (l)	—
1	Viatel Holding (Bermuda) Ltd. (l)	10

		966

TRANSPORTATION — AUTOMOTIVE - 0.0%
1,544,148	Delphi Corp. (k) (l)	94,193

TRANSPORTATION — LAND TRANSPORTATION - 0.1%
18,030	SIRVA Worldwide, Inc. (c) (l)	291,545

UTILITY - 0.1%
81,194	Entegra TC LLC (l)	233,433

WIRELESS COMMUNICATIONS - 0.2%
	ICO Global Communications
1,633,432	Holding Ltd. (l)	571,701

	Total Common Stocks (Cost $44,875,323)	21,791,310

Preferred Stocks (l) - 3.1%
1,000,000	Adelphia Recovery Trust	6,000
2,150,537	Dfine, Inc., Series D (c)	10,430,104

	Total Preferred Stocks (Cost $10,934,997)	10,436,104

Units
Warrants (l) - 0.1%
	Clearwire Corp., expires
20,000	08/15/10	113
	Grande Communications, expires
1,000	04/01/11 (c)	—
	IAP Worldwide Services, Inc.,
49,317	Series A, expires 06/12/15	—
	IAP Worldwide Services, Inc.,
14,444	Series B, expires 06/12/15	—
	IAP Worldwide Services, Inc.,
7,312	Series C, expires 06/12/15	—
	Microvision, Inc., expires
643,777	07/23/13 (c)	312,232
	Sirius XM Radio, Inc., expires
6,000	03/15/10	—

	Total Warrants (Cost $1,010,349)	312,345

Total Investments - 117.5% (Cost of $754,151,094) (m)		391,509,898

Other Assets & Liabilities, Net - (17.5)%		(58,378,820)

Net Assets applicable to Common Shareholders - 100.0%		$333,131,078

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2009.

	Par Value	Shares at	Market Value
	at March	March 31,	March 31,	December 31,
	31, 2009	2009	2009	2008

ComCorp Broadcasting, Inc. (Senior Loans) *	$12,440,683	—	$5,645,582	$5,807,308
Communications Corp of America (Common Stock)	—	753,981	—	—
Genesys Ventures IA, LP (Common Stock)	—	12,000,000	15,240,000	10,157,000

	$12,440,683	12,753,981	$20,885,582	$15,964,308

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $56,564,942, or 17.0% of net assets, were fair valued as of March 31, 2009.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior loan assets had additional unfunded loan commitments. As of March 31, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment

Mobileserv Ltd.	$5,000,000
Sirva Worldwide, Inc.	1,633,733
Sorenson Communications, Inc.	2,000,000
Tronox Worldwide, LLC	1,314,866
Westgate Investments, LLC	1,804,223

$11,752,822

(f)	All or a portion of this position has not settled. Only the reference rate is in effect until settlement date.

(g)	Fixed rate senior loan.

(h)	Senior loan held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2009.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2009, these securities amounted to $111,620,598 or 33.5% of net assets.

(k)	Securities (or a portion of securites) on loan. As of March 31, 2009, the market value of securities loaned was $2,296,010. The loaned securities were secured with cash collateral of $2,610,706.

(l)	Non-income producing security.

(m)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$4,317,674

Gross unrealized depreciation	(366,958,870)

Net unrealized depreciation	$(362,641,196)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Net Assets)

Diversified Media	2.4%
Financial	0.1%

Total	2.5%

Forward foreign currency contracts outstanding as of March 31, 2009 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	EUR	1,150,000	05/05/09	(16,808)
Sell	GBP	1,940,000	05/05/09	1,582
Sell	GBP	350,000	08/03/09	(2,819)

				$(18,045)

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2009	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
FAS 157
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund
assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of March 31, 2009 is as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$391,509,898	$2,273,526	$82,381,256	$306,855,116

Total	$391,509,898	$2,273,526	$82,381,256	$306,855,116

Other Financial Instruments
(Unrealized Depreciation) *	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$(18,045)	$—	$(18,045)	$—

Total	$(18,045)	$—	$(18,045)	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2009.
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended March 31, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of December 31, 2008	$362,137,475
Transfers in/(out) of Level 3	(9,465,388)
Net amortization/(accretion) of premium/(discount)	1,467,448
Net realized gains/(losses)	(33,257,503)
Net unrealized gains/(losses)	9,298,360
Net purchases/(sales) *	(23,325,276)

Balance as of March 31, 2009	$306,855,116

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The $9,298,360 of net unrealized gains presented in the table above relates to investments that are still held at March 31, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2009, $9,465,388 of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. The Fund has adopted FAS 161 as of January 1, 2009. As of March 31, 2009, the Fund evaluated the implications of FAS 161 and determined that there is no material impact on the Investment Portfolio.
In April 2009, FASB Staff Position No. 157-4 – Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Credit Strategies Fund
quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/26/09

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date 5/26/09

*	Print the name and title of each signing officer under his or her signature.